Leases (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases (Details)
Office		$ 1,481,993
Vehicles		76,059
Finance lease	$ 381,110	469,645	$ 0
Total Right of use Assets		$ 2,027,697